RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS
Schedule of changes in the net carrying amount of right-of-use assets, which mainly relates to leases of premises

	2021	2020
Cost
Balance at beginning of year	$319.3	$271.6
Additions financed with lease obligations	50.9	67.5
Retirement and other	(17.4)	(19.8)
Balance at end of year	352.8	319.3

Accumulated depreciation
Balance at beginning of year	208.0	186.1
Depreciation	38.7	34.4
Retirement and other	(16.8)	(12.5)
Balance at end of year	229.9	208.0

Net carrying amount	$122.9	$111.3